Consolidated Statements of Equity (Parenthetical Information) (USD $)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Cash dividends paid per share	$ 1.05	$ 0.80	$ 0.80